Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses
8.	ACCRUED EXPENSES
Accrued expenses consist of the following:

	March 31, 2023	December 31, 2022
Accrued professional fees	$222	$354
Accrued employee-related costs	5,606	4,221
Other	424	1,699

Accrued expenses	$6,252	$6,274

8.	ACCRUED EXPENSES
Accrued expenses consist of the following:

	December 31, 2022	December 31, 2021
Accrued professional fees	$354	$1,192
Accrued employee-related costs	4,221	2,213
Accrued merchant fees	—	184
Accrued interest	—	27
Legal accrual	—	1,302
Other	1,699	1,093

Accrued expenses	$6,274	$6,011